Related Party Transactions (Details Narrative) - USD ($)				6 Months Ended		12 Months Ended
	Sep. 05, 2023	Nov. 02, 2022	Jun. 13, 2022	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Nov. 01, 2022
Forgiveness of accrued salary							$ 9,355
Repayment of related party debt				$ 60,000	$ 0	$ 125,000	55,720
Related party forgave loans payable							301,175
Digital assets equipment book value							276,379
Digital currency itangible assets							26,825
Loss on disposition							2,030
Payments of convertible debt							19,000
Repayment of loan						125,000	55,720
Repayments of consulting fee						150,500	126,500
Commission paid						186,500	91,500
Due to related party						1,309,077	899,153
Common stock value				$ 3,655		$ 9,755	$ 9,395
Issuance of common stock				36,552,150		97,545,388	93,945,388
Board of Director
Common stock value						$ 500,000
Issuance of common stock								250,000
Accrued salary						180,000
Mighty Fire Breaker UK Limited [Member]
Repayment of related party debt							$ 1
Working Capital Purpose [Member]
Advance from related party						307,500	784,484
Working Capital Purpose [Member] | Related Party A [Member]
Advance from related party				$ 0	275,000
Repayment of related party debt				60,000	0
Operational Purpose [Member]
Advance from related party						$ 246,425	$ 108,569
Operational Purpose [Member] | Related Party A [Member]
Advance from related party				$ 2,180	$ 200,836
Consulting Agreement Member
Issuance Of Convertible Series C Preferred Stock	1,200,000	1,200,000
Convertible Preferred Stock shares	1,200,000
Issuance Of Convertible Series C Preferred Stock Amount	$ 8,640,000
Chief Executive Officers [Member]
Issuence of preferred stock			70,000,000
Officers compensation			$ 2,100,000